Organization and Business Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Diamond eagle acquisition
Organization and Business Operations

1. Organization and Business Operations

Incorporation

Diamond Eagle Acquisition Corp., our predecessor, was incorporated as a Delaware corporation on March 27, 2019.

Subsidiaries

In connection with the business combination (the “Business Combination”) with DraftKings Inc., a Delaware corporation (“Old DK” or “DK”), and SBTech (Global) Limited, a company limited by shares, incorporated in Gibraltar and continued as a company under the Isle of Man Companies Act 2006, with registration number 014119V (“SBTech” or “SBT”), the Company formed a wholly-owned subsidiary, DEAC Merger Sub Inc., which was incorporated in Delaware on December 9, 2019 (“Merger Sub”). Merger Sub did not have any activity as of March 31, 2020.

Also in connection with the Business Combination, the Company formed another wholly-owned subsidiary, DEAC NV Merger Corp. (“DEAC Nevada”), which was incorporated in Nevada on November 13, 2019. DEAC Nevada did not have any activity as of March 30, 2020.  In connection with the Business Combination, DEAC Nevada changed its name to DraftKings Inc. and, by operation of Rule 12g-3(a) under the Exchange Act of 1934, as amended (the “Exchange Act”), became the successor issuer to DEAC and succeeded to the attributes of DEAC as the registrant, including DEAC’s SEC file number (001-38908) and CIK Code (0001772757).

Sponsor

The Company’s sponsor is Eagle Equity Partners, LLC, a Delaware limited liability company (the “Sponsor”).

Fiscal Year End

The Company has selected December 31 as its fiscal year end.

Business Purpose

The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or other similar business combination with one or more operating businesses. The Company had neither engaged in any operations nor generated significant revenue through March 31, 2020.

Business Combination

On December 22, 2019, the Company entered into a business combination agreement (as amended, the “Business Combination Agreement”) with Old DK, SBTech, the shareholders of SBTech (the “SBT Sellers”), Shalom Meckenzie, in his capacity as the SBT Sellers’ Representative, DEAC Nevada and Merger Sub, pursuant to which (i) the Company changed its jurisdiction of incorporation to Nevada by merging with and into DEAC Nevada, with DEAC Nevada surviving the merger (the “reincorporation”), (ii) Merger Sub merged with and into Old DK with Old DK surviving the merger (the “DK Merger”), and (iii) immediately following the DK Merger, New DraftKings (as defined below) acquired all of the issued and outstanding share capital of SBTech.

The aggregate value of the consideration paid to Old DK and SBTech shareholders in the Business Combination was approximately $2.7 billion, of which (A) approximately $2.055 billion was paid to (i) the current equityholders of Old DK (the “DK Sellers”) in the form of shares of Class A common stock of New DraftKings (“New DraftKings Class A common stock”), valued at the redemption price for the Company’s public shares in the Business Combination and (ii) holders of vested in-the-money options and warrants exercisable for DK equity in the form of newly issued options and warrants of New DraftKings exercisable for New DraftKings Class A common stock, and (B) approximately €590 million was paid to the SBT Sellers and holders of vested options exercisable for equity of SBT, consisting of (i) €180 million in cash, subject to customary net debt and working capital adjustments as well as certain other specified items (the “Cash Consideration”) payable in respect of the ordinary shares of SBT and 30% of the in-the-money vested options of SBT and (ii) approximately €410 million in shares of New DraftKings Class A common stock, valued at the redemption price for the Company’s public shares in the Business Combination, and in the form of newly issued in-the-money vested options of New DraftKings exercisable for New DraftKings Class A common stock. Outstanding unvested options exercisable for DK or SBT equity (other than cashed-out options of SBT, for which the holders received a portion of the Cash Consideration for such options) converted into options exercisable for shares of New DraftKings Class A common stock. After the execution of the BCA, DK granted restricted stock units to certain of its employees, which converted into restricted stock units denominated in New DraftKings Class A common stock. The Cash Consideration came from the following sources: (1) proceeds available from the Company’s Trust Account, after giving effect to all redemptions; and (2) proceeds from private placements of shares of the Company’s Class A common stock to certain institutional investors immediately prior to the closing of the Business Combination for $304.7 million of proceeds. In addition, in connection with the Business Combination, Jason Robins received shares of Class B common stock of New DraftKings (“New DraftKings Class B common stock”) such that as of immediately following the completion of the Business Combination, Mr. Robins held approximately ninety percent (90%) of the voting power of the capital stock of New DraftKings on a fully-diluted basis.

On April 23, 2020, the Company consummated the Business Combination. In connection with the closing of the Business Combination (the “Closing”), DEAC discontinued its existence as a Delaware company by merging with and into DEAC Nevada, with DEAC Nevada surviving the merger as a Nevada corporation (the “reincorporation”).  In addition, upon the Closing, Old DK and SBTech became wholly-owned subsidiaries of DEAC Nevada and DEAC Nevada changed its name to DraftKings Inc. (“New DraftKings” or “DraftKings”). References to the “Company” in these notes to the unaudited condensed consolidated financial statements refer to either DEAC before the Business Combination or New DraftKings after the Business Combination, as the context suggests.

PIPE Investment and Convertible Notes

In connection with satisfying the Minimum Proceeds Condition (as defined in the Business Combination Agreement), the Company entered into subscription agreements (the “Subscription Agreements”), each dated as of December 22, 2019, with certain institutional investors (the “Investors”), pursuant to which, among other things, the Company agreed to issue and sell, in private placements, an aggregate of 30,471,352 shares of Class A common stock for $10.00 per share and an aggregate of 3,000,000 warrants to purchase shares of Class A common stock (the “PIPE Investment”). The warrants have terms identical to New DraftKings’ publicly traded warrants.

On and after December 16, 2019, Old DK issued subordinated convertible promissory notes to certain investors in an aggregate principal amount of approximately $109.2 million (the “Convertible Notes”). Pursuant to the terms of the Convertible Notes, the outstanding principal and accrued interest on the Convertible Notes converted immediately prior to the reincorporation into shares of Class A common stock, at a price per share equal to the price per share paid by the Investors in the PIPE Investment, which resulted in the issuance of 11,254,479 shares of Class A common stock on the Closing Date.

The PIPE Investment closed immediately prior to the Business Combination on the Closing Date. The shares of Class A common stock issued to the Investors and upon conversion of the Convertible Notes, were converted into shares of DraftKings’ Class A common stock upon consummation of the reincorporation and the Business Combination.

The shares issued to the Investors in the PIPE Investment and to the holders of Convertible Notes on the Closing Date were issued pursuant to and in accordance with the exemption from registration under the Securities Act, under Section 4(a)(2) and/or Regulation D promulgated under the Securities Act.

For more information, please see the Registration Statement on Form S-1, originally filed by DEAC NV on April 15, 2020.

Financing

The registration statement for the Company’s initial public offering (the “Public Offering”) (as described in Note 3) was declared effective by the United States Securities and Exchange Commission (the “SEC”) on May 10, 2019. The Company consummated the Public Offering on May 14, 2019, and, simultaneously with the closing of the Public Offering, the Sponsor and Harry E. Sloan purchased an aggregate of 6,333,334 warrants in a private placement (as described in Note 4) for a total purchase price of approximately $9,500,000. The closing of the Public Offering included a partial exercise (5,000,000 units) of the over-allotment option granted to the underwriters.

Upon the closing of the Public Offering and the private placement, $400,000,000 was placed in a Trust Account with Continental Stock Transfer & Trust Company acting as trustee (the “Trust Account”).

Trust Account

The proceeds held in the Trust Account were invested in permitted United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a‑7 promulgated under the Investment Company Act that invest only in direct U.S. government treasury obligations.

The Company’s amended and restated certificate of incorporation (the “Charter”) as of prior to the Business Combination provided that, other than the withdrawal of interest earned on the funds that may be released to the Company to fund working capital requirements (subject to an annual limit of  $250,000) and/or to pay taxes, none of the funds held in the Trust Account will be released until the earlier of: (i) the completion of an initial business combination; (ii) the redemption of any of the shares of Class A common stock, par value $0.0001 per share (the “Class A Common Stock”) included in the Units sold in the Public Offering properly submitted in connection with a stockholder vote to amend the Charter to modify the substance or timing of the Company’s obligation to redeem 100% of the common stock included in the Units being sold in the Public Offering if the Company does not complete an initial business combination within 24 months from the closing of the Public Offering or with respect to any other material provisions relating to stockholders’ rights or pre-initial business combination activity or (iii) the redemption of 100% of the shares of Class A Common Stock included in the Units sold in the Public Offering if the Company was unable to complete an initial business combination within 24 months from the closing of the Public Offering.  In connection with the Closing, the Company withdrew $404,981,569 of funds from the Trust Account to partially fund the Business Combination, pay transaction costs associated therewith and fund participant share redemptions.

Emerging Growth Company

Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act of 1933, as amended (the “Securities Act”) registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. We have elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, we, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accountant standards used.

1.          Organization and Business Operations

Incorporation

Diamond Eagle Acquisition Corp. (the “Company”) was incorporated as a Delaware corporation on March 27, 2019.

Subsidiaries

In connection with the proposed business combination (the "Business Combination") with DraftKings Inc. ("DK") and SBTech (Global) Limited ("SBT"), the Company formed a wholly-owned subsidiary, DEAC Merger Sub Inc., which was incorporated in Delaware on December 9, 2019 ("Merger Sub"). Merger Sub did not have any activity as of December 31, 2019.

Also in connection with an initial business combination, the Company formed another wholly-owned subsidiary, DEAC NV Merger Corp. ("DEAC Nevada"), which was incorporated in Nevada on November 13, 2019. DEAC Nevada did not have any activity as of December 31, 2019.

Sponsor

The Company’s sponsor is Eagle Equity Partners, LLC, a Delaware limited liability company (the “Sponsor”).

Fiscal Year End

The Company  has selected December 31 as its fiscal year end.

Business Purpose

The Company  was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition,  stock purchase, reorganization or other similar business combination with one or more operating  businesses that it has not yet selected.

Financing

The registration statement for the Company's initial public offering (the "Public Offering") (as described in Note 3) was declared effective by the United States Securities and Exchange Commission (the "SEC") on May 10, 2019. The Company consummated the Public Offering on May 14, 2019, and, simultaneously with the closing of the Public Offering, the Sponsor and Harry E. Sloan purchased an aggregate of 6,333,334 warrants in a private placement (as described in Note 4) for a total purchase price of approximately $9,500,000. The closing of the Public Offering included a partial exercise (5,000,000 units) of the over-allotment option granted to the underwriters.

Upon the closing of the Public Offering and the private placement, $400,000,000 was placed in a Trust Account with Continental Stock Transfer & Trust Company acting as trustee (the "Trust Account").

Trust Account

The Trust Account can be invested in permitted United States “government securities” within the meaning of Section 2(a) (16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a‑7 promulgated under the Investment Company Act that invest only in direct U.S. government treasury obligations.

The Company’s amended and restated certificate of incorporation (the “Charter”)  provides that, other than the withdrawal of interest to pay income taxes, and the withdrawal of interest to fund the Company's working capital requirements (subject to an annual limit of $250,000) and/or to pay taxes, if any, none of the funds held in Trust will be released until the earlier of: (i) the completion of an initial business combination; (ii) the redemption of any of the shares of Class A common stock included in the units sold in the Public Offering (the “Units”) properly tendered in connection  with a stockholder vote to amend the Company’s Charter to modify the substance or timing of the Company’s obligation to redeem 100% of the shares of Class A common stock included in the Units if the Company  does not complete an initial business combination within 24 months from the closing of the Public Offering (May 14, 2021) or (iii) the redemption of 100% of the shares of Class A common stock included in the Units if the Company  is unable to complete an initial business combination by May 14, 2021.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents.

Business Combination

An initial business combination is subject to the following size, focus and stockholder approval provisions:

Size/Control - An initial business combination must occur with one or more target businesses that together have an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding the deferred underwriting commissions and taxes payable on the income earned on the Trust Account) at the time of the agreement to enter into an initial business combination. The Company will not complete an initial business combination unless it acquires a controlling interest in a target company or is otherwise not required to register as an investment company under the Investment Company Act.

Tender Offer/Stockholder Approval -The Company, after signing a definitive agreement for an initial business combination, will either (i) seek stockholder approval of an initial business combination at a meeting called for such purpose in connection  with which stockholders may seek to redeem their shares of Class A common stock, regardless of whether they vote for or against an initial business combination, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of an initial business combination, including interest but less income taxes payable, or (ii) provide stockholders with the opportunity to sell their shares of Class A common stock to the Company by means of a tender offer (and thereby avoid the need for a stockholder vote) for an amount  in cash equal to their pro rata share of the aggregate amount  then on deposit in the Trust Account calculated as of two business days prior to commencement of the tender offer, including interest but less income taxes payable. The decision as to whether the Company will seek stockholder approval of an initial business combination or will allow stockholders to sell their shares of Class A common stock in a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek stockholder approval. If the Company seeks stockholder approval, it will complete its initial business combination only if a majority of the outstanding shares of common stock voted are voted in favor of an initial business combination. However, in no event will the Company  redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001. In such case, the Company  would not proceed with the redemption of its public shares and the related Business Combination, and instead may search for an alternate business combination.

If the Company  holds a stockholder vote in connection with an initial business combination, a public stockholder will have the right to redeem its shares of Class A common stock for an amount in cash equal to its pro rata share of the aggregate amount  then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial business combination, including interest but less income taxes payable. As a result, such shares of Class A common stock have been recorded at redemption amount  and classified as temporary equity, in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 480, “Distinguishing Liabilities from Equity.”

Going Concern and Liquidity

The Company has until May 14, 2021 to complete its initial business combination. If the Company  does not complete an initial business combination within this period of time, it shall (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to us to fund our working capital requirements (subject to an annual limit of $250,000) (less taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders' rights as stockholders (including the right to receive further liquidation distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of our remaining stockholders and our board of directors, liquidate and dissolve, subject in the case of clauses (ii) and (iii) to our obligations under Delaware law to provide for claims of creditors and in all cases subject to the other requirements of applicable law. The Sponsor, Harry E. Sloan and the Company’s executive officers and directors (the “initial stockholders”) have entered into letter agreements with the Company, pursuant to which they have waived their rights to participate in any redemption with respect to their Founder Shares (as defined below); however, if the initial stockholders or any of the Company’s officers, directors or affiliates acquire shares of Class A common stock in or after the Public Offering, they will be entitled to a pro rata share of the Trust Account upon the Company’s redemption or liquidation in the event the Company  does not complete an initial business combination within the required time period. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the initial public offering price per Unit in the Public Offering.

As of December 31, 2019, the Company had $491,225 in cash and a working capital deficit of $682,669. In connection with the Company’s assessment of going concern considerations in accordance with ASU 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern” as of December 31, 2019, the Company does not have sufficient liquidity to meet its current obligations. However, management has determined that the Company has access to funds from the Sponsor entity, in the form of Working Capital Loans, that are sufficient to fund the working capital needs of the Company until the earlier of the consummation of an initial business combination or a minimum one year from the date of issuance of these consolidated financial statements.